INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense for Intangible Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 41,414
2017	41,302
2018	41,187
2019	40,449
2020	40,449
Thereafter	1,573,463
Total	$ 1,778,264	$ 1,650,037